Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Customer	Jun. 30, 2022 USD ($) Customer
Financial information by segment [Abstract]
Revenue	$ 554,619	$ 555,284
Adjusted EBITDA	$ 403,828	$ 402,305
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	2
Revenue	$ 411,210	$ 420,335
Adjusted EBITDA	292,570	296,830
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Revenue	54,810	53,419
Adjusted EBITDA	44,006	44,014
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	60,998	54,853
Adjusted EBITDA	49,250	43,178
Water [Member]
Financial information by segment [Abstract]
Revenue	27,601	26,677
Adjusted EBITDA	18,002	18,283
North America [Member]
Financial information by segment [Abstract]
Revenue	202,171	199,271
Adjusted EBITDA	154,038	161,180
South America [Member]
Financial information by segment [Abstract]
Revenue	91,513	78,331
Adjusted EBITDA	74,428	58,843
EMEA [Member]
Financial information by segment [Abstract]
Revenue	260,935	277,682
Adjusted EBITDA	$ 175,362	$ 182,282